Condensed Shinhan Financial Group (Parent Company only) Statement of Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses
Interest expense	₩ (4,992,367)	₩ (3,955,701)	₩ (4,030,936)
Profit before income taxes	4,466,610	3,797,608	3,170,472
Income tax expense (benefit)	1,268,345	848,403	345,553
Profit for the year	3,198,265	2,949,205	2,824,919
Parent Company only
Income
Dividends from banking subsidiaries	541,524	481,524	651,524
Dividends from non-banking subsidiaries	866,150	448,588	994,615
Interest income from banking subsidiaries	268	228	2,187
Interest income from non-banking subsidiaries	31,224	27,111	35,005
Other income	74,215	51,953	57,011
Total income	1,513,381	1,009,404	1,740,342
Expenses
Interest expense	(187,882)	(179,330)	(197,519)
Other expense	(89,145)	(74,733)	(72,157)
Total expenses	(277,027)	(254,063)	(269,676)
Profit before income taxes	1,236,354	755,341	1,470,666
Income tax expense (benefit)	1,471	614	416
Profit for the year	₩ 1,234,883	₩ 754,727	₩ 1,470,250